Borrowings (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Borrowings	$ (153,349)	$ (100,020)
Less: Unamortized discount	(3,459)	(4,474)
Less: current portion, net of unamortized discount	(18,638)	(5,358)
Total long-term borrowings, net of unamortized discount	564,641	527,966
Term Loan B Facility
Debt Instrument [Line Items]
Borrowings	433,389	437,778
Credit facilities
Debt Instrument [Line Items]
Borrowings	153,349	100,020
Total
Debt Instrument [Line Items]
Borrowings	$ 586,738	$ 537,798